ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2019
Accrued Expenses And Other Current Liabilities Tables Abstract
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities are as follows:

	June 30,	December 31,
	2019	2018
Accrued payroll and related costs	$17,548	$21,082
Accrued vacation	7,444	6,647
Labor union contribution	1,091	2,197
Deferred revenue	1,332	2,001
Accrual for minimum wage increase	-	508
Accrual severance pay for Procheck termination	-	7,728
Other	4,695	2,510
Total accrued expenses and other current liabilities	$32,110	$42,673